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                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                         SUPPLEMENT DATED MAY 1, 2009
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                   (CLASS B)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Class B Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY PAYMENTS

Annuity payments will be based on the annuity option selected, the annuitant's age and the annuitant's sex. However, where required by state law, the annuitant's sex will not be taken into account in calculating annuity payments. If you were issued a contract before state law mandated unisex annuity rates (if applicable in your state) and that contract had annuity rates that took the annuitant's sex into account, the annuity rates we use for that contract will not be less than the guaranteed rates in the contract when it was issued.

INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, LOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

The Financial Industry Regulatory Authority (FINRA) maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate, MetLife Advisers, LLC) or subadviser of an investment portfolio or its affiliates may make payments to us and/or certain affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the contracts and, in our role as intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolio prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.

We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment

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adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from an investment portfolio. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser.

Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 plan, if any, is described in more detail in the investment portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

The American Funds Insurance Series is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

 American Funds Global Growth Fund
 American Funds Global Small Capitalization Fund
 American Funds Growth Fund

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS A AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class A as noted) portfolios are available under the contract:

 BlackRock High Yield Portfolio
 BlackRock Large Cap Core Portfolio
 Clarion Global Real Estate Portfolio
 Dreman Small Cap Value Portfolio
 Lazard Mid Cap Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Growth and Income Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Franklin Mutual Shares Portfolio
 Met/Franklin Templeton Founding Strategy Portfolio
 Met/Templeton Growth Portfolio
 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 Oppenheimer Capital Appreciation Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio (Class A)
 Pioneer Strategic Income Portfolio (Class A)
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio
 Van Kampen Comstock Portfolio
 Van Kampen Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B (OR CLASS A OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class A or Class E as noted) portfolios are available under the contract:

 BlackRock Bond Income Portfolio
 BlackRock Legacy Large Cap Growth Portfolio (Class A)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)
 Loomis Sayles Small Cap Growth Portfolio (formerly Franklin Templeton Small
   Cap Growth Portfolio)
 Met/Dimensional International Small Company Portfolio
 MFS(R) Total Return Portfolio
 MFS(R) Value Portfolio
 Oppenheimer Global Equity Portfolio

MARKET TIMING

The following paragraph is revised:

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine

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there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Lord Abbett
Bond Debenture Portfolio, MFS(R) Research International Portfolio, MFS(R) Emerging Markets Equity Portfolio, Met/Dimensional International Small Company Portfolio, MFS Research International Portfolio, Loomis Sayles Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio and Oppenheimer Global Equity Portfolio) and we monitor transfer activity in those investment portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high-yield portfolios, in a 12-month period there were (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain criteria.

TAXES

MINIMUM REQUIRED DISTRIBUTIONS

Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first RMD payment by April 1, 2009. In contrast, if your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This RMD waiver does not apply if you are receiving annuitized payments under your contract. The RMD rules are complex, so consult with your tax adviser before waiving your 2009 RMD payment.

OTHER INFORMATION

FIRST METLIFE INVESTORS

For Contracts issued on or before December 31, 2002, General American Life Insurance Company ("General American"), the former parent of the Company, agreed to ensure that the Company will have sufficient funds to meet its obligations under the Contracts. In the event an owner or beneficiary of such a Contract presents a legitimate claim for payment, General American will pay such claim directly to the Contract owner or beneficiary if the Company is unable to make such payment. This guarantee is enforceable by such Contract owner or beneficiary against General American directly without any requirement that the Contract owner or beneficiary first file a claim against the Company. The guarantee agreement is binding on General American, its successors or assigns and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American's rating. With respect to the guarantee, General American is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act.

DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds ("AIM VI"):
AIM V.I. International Growth Fund (Series I) (closed effective May 1, 2002);
(b) Met Investors Series Trust: T. Rowe Price Mid Cap Growth Portfolio (Class
B) (closed effective as of May 1, 2003); and for contracts issued prior to May 1, 2002, Lord Abbett Growth and Income Portfolio (Class A) (closed effective May 1, 2004); (c) Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign Securities Fund (Class 2) (closed effective May 1, 2003);
(d) Metropolitan Series Fund, Inc. (Class B): Artio International Stock Portfolio (Class B), (formerly Julius Baer International Stock Portfolio (Class
B)) (closed effective December 19, 2003); T. Rowe Price Small Cap Growth Portfolio and T. Rowe Price Large Cap Growth Portfolio (closed effective May 1,
2004); Jennison Growth Portfolio (Class B) (closed effective May 1, 2005); (e) Putnam Variable Trust: Putnam VT Growth and Income

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Fund (Class IB) (closed effective May 1, 2006); (f) Met Investors Series Trust:
Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006);
(g) Franklin Templeton Variable Insurance Products Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008); and (h) Putnam Variable Trust: Putnam VT Equity Income Fund (Class IB) (closed effective April 28, 2008).

Effective as of April 28, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J.P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.

Effective as of May 1, 2004, the following investment portfolios were replaced:
(a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (Class 2) (closed effective May 1, 2002) was replaced with the T. Rowe Price Small Cap Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc.; Templeton Global Income Securities Fund (Class B) (closed effective May 1, 2002) was replaced with the PIMCO Total Return Portfolio (Class B) of Met Investors Series Trust; Franklin Large Cap Growth Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with T. Rowe Price Large Cap Portfolio (Class B) of the Metropolitan Series Fund, Inc.; and Mutual Shares Securities Fund (Class 2) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of Met Investors Series Trust; and (b) AIM Variable Insurance Funds: for contracts issued prior to May 1, 2002, AIM V.I. Premier Equity Fund (Series I) (closed effective May 1,
2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) and for contracts issued on or after May 1, 2002, AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Met Investors Series Trust.

Effective as of November 22, 2004, the J.P. Morgan Quality Bond Portfolio (Class B) of the Met Investors Series Trust was merged into the PIMCO Total Return Portfolio (Class B) of the Met Investors Series Trust and the J.P. Morgan Select Equity Portfolio (Class B) of the Met Investors Series Trust was merged into the Capital Guardian U.S. Equity Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Met/Putnam Voyager Portfolio (Class B) of the Metropolitan Series Fund, Inc. merged into the Jennison Growth Portfolio (Class B) of the Metropolitan Series Fund, Inc. Effective as of May 1, 2005, the Money Market Portfolio (Class B) of the Met Investors Series Trust merged into the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

Effective as of May 1, 2006, the MFS Investors Trust Portfolio (Class B) of the Metropolitan Series Fund, Inc. (closed effective May 1, 2003) was merged into the Legg Mason Value Equity Portfolio (Class B) of the Met Investors Series Trust.

Effective as of April 30, 2007, the AIM V.I. Capital Appreciation Fund (Series
I) (closed effective May 1, 2002) was replaced with the Met/ AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust. Effective as of April 30, 2007, the following portfolios of the Met Investors Series Trust were merged: the Met/Putnam Capital Opportunities Portfolio (Class A) merged into the Lazard Mid Cap Portfolio (Class A); and the Lord Abbett America's Value Portfolio (Class B) merged into the Lord Abbett Bond Debenture Portfolio (Class B) (approximately 35%) and the Lord Abbett Mid-Cap Value Portfolio (Class B) (approximately 65%).

Effective as of May 4, 2009, the Capital Guardian U.S. Equity Portfolio (Class
B) of the Metropolitan Series Fund, Inc. (closed effective April 28, 2008) merged into the Pioneer Fund Portfolio (Class A) of the Met Investors Series Trust; and the Met/AIM Capital Appreciation Portfolio (Class A) of the Met Investors Series Trust (closed effective April 30, 2007) merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of the Metropolitan Series Fund, Inc.

YOU SHOULD READ THE PROSPECTUSES FOR THESES DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

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APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS
INVESTMENT OBJECTIVES

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES (CLASS 2)

The American Funds Insurance Series is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to the following Class 2 portfolios which are available under the contract.

AMERICAN FUNDS GLOBAL GROWTH FUND
INVESTMENT OBJECTIVE: Seeks capital appreciation through stocks.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE: Seeks capital appreciation through stocks.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: Seeks capital appreciation through stocks.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS A AS NOTED))

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B (or Class A as noted) portfolios are available under the contract:

BLACKROCK HIGH YIELD PORTFOLIO

SUBADVISER: BlackRock Financial Management, Inc.

INVESTMENT OBJECTIVE: Seeks to maximize total return, consistent with income generation and prudent investment management.

BLACKROCK LARGE CAP CORE PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

CLARION GLOBAL REAL ESTATE PORTFOLIO

SUBADVISER: ING Clarion Real Estate Securities, L.P.

INVESTMENT OBJECTIVE: Seeks total return through investment in real estate securities emphasizing both capital appreciation and income.

DREMAN SMALL CAP VALUE PORTFOLIO

SUBADVISER: Dreman Value Management, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation.

LAZARD MID CAP PORTFOLIO

SUBADVISER: Lazard Asset Management LLC

INVESTMENT OBJECTIVE: Seek long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT MID CAP VALUE PORTFOLIO

SUBADVISER: Lord, Abbett & Co. LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation through investments, primarily in equity securities which are believed to be undervalued in the marketplace.

MET/FRANKLIN MUTUAL SHARES PORTFOLIO

SUBADVISER: Franklin Mutual Advisers, LLC

INVESTMENT OBJECTIVE: Seeks capital appreciation, which may occasionally be short-term.

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MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MET/TEMPLETON GROWTH PORTFOLIO

SUBADVISER: Templeton Global Advisors Limited

INVESTMENT OBJECTIVE: Seeks long-term capital growth.

METLIFE AGGRESSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide growth of capital.

METLIFE BALANCED STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

METLIFE DEFENSIVE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high level of current income with growth of capital, a secondary objective.

METLIFE GROWTH STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide growth of capital.

METLIFE MODERATE STRATEGY PORTFOLIO

INVESTMENT OBJECTIVE: Seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks to provide maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

SUBADVISER: Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: Seeks a high level of current income.

SSGA GROWTH AND INCOME ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO

SUBADVISER: SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE: Seeks growth of capital.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management Inc. (d/b/a Van Kampen)

INVESTMENT OBJECTIVE: Seeks capital growth and income.

VAN KAMPEN MID CAP GROWTH PORTFOLIO

SUBADVISER: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)

INVESTMENT OBJECTIVE: Seeks capital appreciation.

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METROPOLITAN SERIES FUND, INC.
(CLASS B (OR CLASS A OR CLASS E AS NOTED))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual portfolios. The following Class B (or Class A or Class E as noted) portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC.

INVESTMENT OBJECTIVE: Seeks competitive total return primarily from investing in fixed-income securities.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: Seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO

SUBADVISER: BlackRock Advisors, LLC.

INVESTMENT OBJECTIVE: Seeks high level of current income consistent with preservation of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

SUBADVISER: Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE: Seeks growth of capital.

LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO

SUBADVISER: Loomis, Sayles & Company, L.P.

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO

SUBADVISER: Dimensional Fund Advisors LP

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

MFS(R) TOTAL RETURN PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: Seeks capital appreciation.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: Seeks capital appreciation.

SUPP-509 BOLDNY
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